Shareholders' Equity (Details) - Schedule of grant date fair values of the options issued under the plan Black-Scholes option pricing model	12 Months Ended
Dec. 31, 2022 $ / shares
Legacy Rumble [Member]
Shareholders' Equity (Details) - Schedule of grant date fair values of the options issued under the plan Black-Scholes option pricing model [Line Items]
Dividend rate	0.00%
Legacy Rumble [Member] | Minimum [Member]
Shareholders' Equity (Details) - Schedule of grant date fair values of the options issued under the plan Black-Scholes option pricing model [Line Items]
Fair value of options	$ 0.27
Share price	1.93
Exercise price	$ 0.48
Risk free interest rate	0.52%
Volatility	60.00%
Expected life	3 years
Legacy Rumble [Member] | Maximum [Member]
Shareholders' Equity (Details) - Schedule of grant date fair values of the options issued under the plan Black-Scholes option pricing model [Line Items]
Fair value of options	$ 30.57
Share price	41.23
Exercise price	$ 165.8
Risk free interest rate	1.33%
Volatility	85.00%
Expected life	20 years
Rumble [Member]
Shareholders' Equity (Details) - Schedule of grant date fair values of the options issued under the plan Black-Scholes option pricing model [Line Items]
Risk free interest rate	3.72%
Volatility	95.00%
Expected life	10 years
Dividend rate	0.00%
Rumble [Member] | Minimum [Member]
Shareholders' Equity (Details) - Schedule of grant date fair values of the options issued under the plan Black-Scholes option pricing model [Line Items]
Fair value of options	$ 9.44
Share price	10.6
Exercise price	10.6
Rumble [Member] | Maximum [Member]
Shareholders' Equity (Details) - Schedule of grant date fair values of the options issued under the plan Black-Scholes option pricing model [Line Items]
Fair value of options	11.13
Share price	12.49
Exercise price	$ 12.49